Debt issued designated at fair value (Table)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss

USD m 30.6.23 31.3.23 31.12.22
Issued debt instruments
Equity-linked
1
45,475 44,721 41,901
Rates-linked 15,945 15,797 16,276
Credit-linked 4,230 2,815 2,170
Fixed-rate 8,378 6,673 6,538
Commodity-linked 3,979 4,311 4,294
Other 734 656 663
Total debt issued designated at fair value 78,741 74,974 71,842 of which: issued by UBS AG with original maturity greater than one year
2
64,047 60,268 57,750
1 Includes investment fund

unit-linked instruments

issued.

2 Based on

original contractual maturity

without considering any early

redemption features.

As of 30 June 2023,
100
% of the balance

was unsecured
(31 March 2023: 100%; 31 December 2022: 100%).